RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

4.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In December 2011, the Financial Accounting Standards Board ("FASB") amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with U.S. GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments in the scope of this update. The amendments were required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The amendment resulted in additional disclosures in our consolidated financial statements included herein.

In July 2012, the FASB amended disclosure requirements relating to testing indefinite-lived intangible assets for impairment. The amendments no longer require entities to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The amendment did not have a material impact on our consolidated financial statements.

In October 2012, the FASB amended several disclosure requirements of the FASB Accounting Standards Codification relating to investments, consolidation, accounting changes and error corrections, inventory, retirement benefits for defined benefit plans, financial instruments and balance sheet. The amendments are effective for fiscal periods beginning after December 15, 2012. The amendment did not have a material impact on our consolidated financial statements.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment resulted in additional disclosures in our consolidated financial statements included herein.

In July 2013, the FASB amended ASC Topic 815 permitting the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to U.S. Treasury interest rates and the London Interbank Offered Rate. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments shall be applied prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The Company did not enter into any qualifying new or redesignated hedging relationships after July 17, 2013 up to the date of these consolidated financial statements and the adoption of this guidance did not have a material effect in our consolidated financial statements.

New accounting standards not yet adopted

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We are evaluating the impact of the adoption of this amended guidance in the financial statements.

In July 2013, the FASB issued guidance for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists to provide guidance on the presentation of unrecognized tax benefits. The guidance requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We are evaluating the impact of the adoption of this amended guidance in the financial statements.